Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Single-Payment Whole Life Insurance (Detail) - Whole Life Insurance [Member] - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2026	Mar. 31, 2026
Liability for Future Policy Benefit, Activity [Line Items]
Beginning balance	¥ 304,541	¥ 134,572
New contract	41,807	148,468
Surrenders and partial surrenders	(10,304)	(6,555)
Benefit payments and lump sum payments, etc.	(675)	(950)
Policy charges	(1,473)	(2,107)
Interests	8,120	11,793
Effect of changes in foreign exchange rate	(4,867)	19,320
Ending balance	¥ 337,149	¥ 304,541
Weighted average guaranteed interest rate (%)	5.10%	5.50%
Benefits in excess of policy account balances (Millions of yen)	¥ 0	¥ 0
Cash surrender value (Millions of yen)	¥ 305,965	¥ 292,731